Common Stock (Detail Textuals 1) (USD $)	1 Months Ended	0 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended										99 Months Ended	105 Months Ended		0 Months Ended		1 Months Ended					1 Months Ended	0 Months Ended				1 Months Ended		12 Months Ended
	Jun. 24, 2014	Apr. 11, 2014	Mar. 14, 2014	Jan. 10, 2014	Mar. 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2013	Jun. 30, 2014	Mar. 30, 2012 Rights	Sep. 19, 2013 Restricted Stock	Aug. 30, 2013 Restricted Stock	Jul. 31, 2013 Restricted Stock	May 31, 2013 Restricted Stock	Mar. 30, 2012 Officers and Directors Rights	May 31, 2012 Officers and Directors Restricted Stock Plan 401 K	Jan. 15, 2013 Officers and Directors Restricted Stock Plan 401 K	Feb. 20, 2013 Foreign Consultants Restricted Stock	Oct. 08, 2013 Investor Relations Consultant Restricted Stock	Sep. 12, 2013 Investor Relations Consultant Restricted Stock	Jan. 16, 2013 Investor Relations Consultant Restricted Stock	Dec. 14, 2012 Investor Relations Consultant Restricted Stock	Sep. 30, 2013 Investor Relations Consultant Restricted Stock	Jan. 31, 2012 Investor Relations Consultant Restricted Stock	Dec. 31, 2013 Investor Relations Consultant Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Issuance of common stock for cash (in shares)	15,000	7,500	3,500	34,374																			37,273	33,889				100,000	30,000		107,500
Value of shares issued for services					$ 6,101	$ 36,168									$ 7,501	$ 750					$ 9,020	$ 29,520									$ 163,078	$ 163,077	$ 9,020	$ 15,000
Closing bid price																										$ 1.50	$ 1.38			$ 1.20		$ 1.85	$ 1.10
Restricted stock discount						17.00%		18.00%																						17.00%		18.00%	17.00%
Method of discount calculation						Finnerty Method																										Finnerty Method
Prepaid expenses and other current assets								0	[1]	151,700	[1]							0 [1]
Investor relation expense during the period										11,377																									19,245
Number of shares issued																									1,014,032
Proceeds from issuance of common shares										1,267,540															1,267,540			125,000
Total proceeds from rights offering										731,639								731,639	731,639						1,267,540
Issuance of common stock for cash								125,000				265,000	304,500	1,400	235,200	755,000	20,000								731,639
Issuance of common stock for cash (in shares)																									585,311
Value of shares issued for repayment of debt																									535,901
Number of shares issued for repayment of debt																									428,721
Due to officers or stockholders																									506,750
Number of shares issued and contributed pursuant (in shares)																										50,834
Shares issued and contributed pursuant, Amount																										$ 76,250
Total number of common stock subscribed under right offering																				3,181,837
Subscription price																				$ 1.25
Total number of shares subscribed in the rights offering																				1,014,032

[1]	Fair values are based on the public trading price of the Company's Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).